Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

These interim condensed financial statements have been prepared in accordance with the International Accounting Standards (the “IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB). They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2021 annual financial statements filed with the Company’s annual report on Form 20-F filed with the U.S. Securities and Exchange Commission on March 31, 2022. The Company has applied the same accounting policies and methods of computation in its interim financial statements as in its 2022 annual financial statements.

Impact of accounting standards to be applied in future periods

There are a number of standards and interpretations which have been issued by the IAS Board that are effective for periods beginning subsequent to December 31, 2022 (the date on which the Company’s next annual financial statements will be prepared up to) that the Company has decided not to adopt early. The Company does not believe these standards and interpretations will have a material impact on the financial statements once adopted.